Segment Information - Disclosure of Contribution of Revenue More than 10% from Geographical Areas (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 904,876	$ 11,011	₨ 790,934	₨ 619,430
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	909,348		795,289	622,425
Operating Segments [member] | Revenue greater than 10% percent benchmark
Disclosure of operating segments [line items]
Revenue	619,713		528,458	403,861
Operating Segments [member] | United States of America [member]
Disclosure of operating segments [line items]
Revenue	506,690		427,021	336,009
Operating Segments [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Revenue	₨ 113,023		₨ 101,437	₨ 67,852